Tax Status	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Tax Status [Line Items]
Tax Status

NOTE G - TAX STATUS

The Plan has adopted a prototype plan document sponsored by the Plan’s trustee. The Internal Revenue Service has determined and informed the Plan’s trustee by a letter dated June 30, 2020, that the Plan is designed and in compliance with the applicable requirements of the IRC. The Plan administrator and the Plan’s tax counsel believe that the Plan is designed and currently being operated in compliance with the applicable requirements of the IRC and, therefore, believe that the Plan is qualified, and the related trust is tax-exempt.

GAAP requires management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the taxing authorities. The Plan has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2024, and 2023, there are no uncertain positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements.

The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits of any tax periods in progress.